PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 693	$ 1,269
Accumulated depreciation	631	1,209
Depreciated cost	62	60
Depreciation expense	58	61	$ 77
Derecognition of asset not in use	13
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	627	1,048
Accumulated depreciation	567	1,021
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	66	190
Accumulated depreciation	64	172
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		31
Accumulated depreciation		$ 16